REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Victory Portfolios
In planning and performing our audit of the financial statements of Victory RS Partners Fund, Victory RS Value Fund,
Victory RS Large Cap Alpha Fund, Victory RS Investors Fund,
Victory Global Energy Transition Fund
(formerly Victory Global Natural Resources Fund),
Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund,
Victory RS Science and Technology Fund,
Victory RS Small Cap Equity Fund, Victory RS International Fund, Victory RS Global Fund, Victory Sophus Emerging Markets Fund, Victory INCORE Investment Quality Bond Fund,
Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund
(the "Funds"), each a series of Victory Portfolios, as of and for the year ended December 31, 2021, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), we considered the Funds' internal
control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over
financial reporting. Accordingly, we express no such opinion.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments
by management are required to assess the expected benefits
and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund;
and (3) provide reasonable assurance regarding prevention
or timely detection of unauthorized acquisition, use or
disposition of a fund's assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to
future periods are subject to the risk that controls may
become inadequate because of changes in conditions, or
that the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
allow management or employees, in the normal course of
performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a
reasonable possibility that a material misstatement of the
Funds' annual or interim financial statements will not be
prevented or detected on a timely basis.
Our consideration of the Funds' internal control over
financial reporting was for the limited purpose described
in the first paragraph and would not necessarily disclose
all deficiencies in internal control that might be
material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2021. This report is intended solely for the information and use of management and the Board of Trustees of the Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than
these specified parties.
/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
February 23, 2022